Segment Reporting - Schedule of Reportable Segments (Details) - Other Operating - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reportable Segments [Line Items]
Revenue	$ 132	$ 0
Salaries and related compensation	(2,043)	0
Other general and administrative expenses	(3,150)	0
General and administrative expenses of consolidated variable interest entities	(489)	0
Total Operating loss	(7,189)	(2,555)
Interest expense	(3,415)	(372)
Interest on related parties promissory note	(354)	0
Change in fair value - convertible note	5,392	588
Change in fair value - stock purchase warrant liabilities	(107,641)	109,406
Other (expenses) income	1,116	(690)
Net loss before tax	(112,091)	106,377
Discontinued operation	4,159	(400)
Income taxes	152	0
Net loss	(107,780)	105,977
Cost related	(157)	0
Gross income (Loss)	(25)	0
Research and development expenses	(622)	0
Selling and marketing expenses	(341)	0
Professional services	(1,928)	(2,555)
Rimon
Schedule of Reportable Segments [Line Items]
Revenue	3,331	0
Salaries and related compensation	(441)
Depreciation	(13)
Cost related	(2,298)	0
Gross income (Loss)	579	0
ITS
Schedule of Reportable Segments [Line Items]
Revenue	3,450	0
Salaries and related compensation	(1,820)
Depreciation	(300)
Cost related	(751)	0
Gross income (Loss)	579	0
TILTAN
Schedule of Reportable Segments [Line Items]
Revenue	736	0
Salaries and related compensation	(198)
Depreciation	(33)
Cost related	(254)	0
Gross income (Loss)	$ 251	$ 0